Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 38,977	€ 27,301
Additions to liabilities	3,310	1,386
Business combinations		13,014
Interest on lease liabilities	1,911	1,341	€ 1,267
Lease payments	(7,757)	(4,150)
Others		245
Translation differences	(35)	(160)
Ending balance	36,406	38,977	27,301
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	33,463	25,137
Additions to liabilities	0	272
Business combinations		9,387
Interest on lease liabilities	1,633	1,230
Lease payments	(4,149)	(2,742)
Others		245
Translation differences	(35)	(66)
Ending balance	30,912	33,463	25,137
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	1,514	1,179
Additions to liabilities	1,084	522
Business combinations		547
Interest on lease liabilities	95	41
Lease payments	(1,639)	(681)
Translation differences		(94)
Ending balance	1,054	1,514	1,179
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	4,000	985
Additions to liabilities	2,226	592
Business combinations		3,080
Interest on lease liabilities	183	70
Lease payments	(1,969)	(727)
Ending balance	€ 4,440	€ 4,000	€ 985